Mortgages and Notes Payable	12 Months Ended
Dec. 31, 2011
Mortgages and Notes Payable [Abstract]
Long-term Debt [Text Block]
Mortgages and Notes Payable
The Company had outstanding mortgages and notes payable of $1,366,004 and $1,481,216 as of December 31, 2011 and 2010, respectively, excluding discontinued operations. Interest rates, including imputed rates on mortgages and notes payable, ranged from 3.6% to 7.8% at December 31, 2011 and the mortgages and notes payable mature between 2012 and 2021. Interest rates, including imputed rates, ranged from 3.6% to 7.8% at December 31, 2010. The weighted-average interest rate at December 31, 2011 and 2010 was approximately 5.7% and 5.8%, respectively.

On January 28, 2011, the Company refinanced its secured revolving credit facility with a $300,000 secured revolving credit facility with KeyBank N.A. (“KeyBank”), as agent. The $300,000 secured revolving credit facility bore interest at 2.50% plus LIBOR if the Company's leverage ratio, as defined, was less than 50%, 2.85% plus LIBOR if the Company's leverage ratio was between 50% and 60%, and 3.10% plus LIBOR if the Company's leverage ratio exceeded 60%. The new secured revolving credit facility matured in January 2014 but could be extended to January 2015, at the Company's option subject to the satisfaction of certain conditions. The secured revolving credit facility was secured by ownership interest pledges and guarantees by certain of the Company's subsidiaries that in the aggregate own interests in a borrowing base of properties. With the consent of the lenders, the Company could increase the size of the secured revolving credit facility by $225,000 (for a total facility size of $525,000). The borrowing availability of the secured revolving credit facility was based upon the net operating income of the properties comprising the borrowing base as defined in the secured revolving credit facility. As of December 31, 2011, no amounts were outstanding under the secured revolving credit facility and the available borrowing under the secured revolving credit facility was $300,000 less outstanding letters of credit of $5,682. In connection with the refinancing, the Company incurred aggregate financing costs of $3,941 as of December 31, 2011. The secured revolving credit facility was subject to financial covenants which the Company was in compliance with at December 31, 2011. The secured revolving credit facility was refinanced in January 2012 (see note 22).

The Company had $25,000 and $35,551 secured term loans with KeyBank. The loans were interest only at LIBOR plus 60 basis points and matured in 2013. These secured term loans contained financial covenants which the Company was in compliance with as of December 31, 2011. Pursuant to the secured term loan agreements, the Company simultaneously entered into an interest-rate swap agreement with KeyBank to swap the LIBOR rate on the loans for a fixed rate of 4.92% through March 18, 2013, and the Company assumed a liability for the fair value of the swap at inception of approximately $5,696 ($3,236 and $5,280 at 2011 and 2010, respectively). The fair value of the swap at inception was accounted for as a discount on the debt and was being amortized as additional interest expense over the term of the loans. The remaining unamortized discount was $1,196 and $2,183 at December 31, 2011 and 2010, respectively. The Company satisfied the secured term loans and interest-rate swap in January 2012 (see note 22).

Included in the Consolidated Statements of Operations, the Company recognized debt satisfaction gains (charges), net, excluding discontinued operations, of $45, $972 and $(332) for the years ended December 31, 2011, 2010 and 2009, respectively, due to the satisfaction of mortgages and notes payable other than those disclosed elsewhere in these financial statements.

Mortgages payable and secured loans are generally collateralized by real estate and the related leases. Certain mortgages payable have yield maintenance or defeasance requirements relating to any prepayments. In addition, certain mortgages are cross-collateralized and cross-defaulted.

Scheduled principal and balloon payments for mortgages and notes payable for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012	$176,350
2013	320,873
2014	252,699
2015	283,767
2016	131,406
Thereafter	202,105
1,367,200
Debt discount	(1,196)
$1,366,004